Rule 497(e)

Registration Nos. 333-273052 and 811-23887

Roundhill ETF Trust

(the “Trust”)

Roundhill S&P 500® Target 10 Managed Distribution ETF
(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information

Dated February 10, 2026

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, effective as of the date set forth above:

1.	any reference to “SPAY” as the Fund’s ticker is hereby deleted in its entirety and replaced with “TPAY”; and
2.	any reference to “NYSE Arca, Inc.” and “NYSE Arca” is hereby deleted in its entirety and replaced with “Cboe BZX Exchange, Inc.” and “Cboe,” respectively.

Please Keep this Supplement for Future Reference